Capital Reorganization - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2016 TWD ($) $ / shares shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2017 shares	Oct. 31, 2016 USD ($) shares	Oct. 30, 2016 TWD ($)	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Disclosure of capital reorganization [Line Items]
Cash per share the former parent is entitles to receive under the Merger Agreement | $ / shares	$ 3.71
Total consideration paid	$ 3,208,310	$ 3,208,310		$ 101,657
Directly attributable transaction cost | $	133,311	133,311
Cash for capital reorganization | $	$ 3,341,621	3,341,621
Number of shares cancelled	522,080,000
Reduction of unappropriated retained earnings through capital transfer | $	$ (5,052,343)	$ (5,052,343)
Decrease in number of shares	(9,675,000)
Equity attributable to predecessors' interests | $					$ 1,692,918
American depositary share (each representing 20 common shares) [member]
Disclosure of capital reorganization [Line Items]
Number of units of ADS the former parent is entitled to receive under the Merger Agreement | $ / shares	$ 0.9355
Number of shares represented by each unit of ADS	20
Number of shares issued	25,620,267			25,620,267
Ordinary shares [member]
Disclosure of capital reorganization [Line Items]
Number of shares represented by each unit of ADS	20
Number of shares issued		886,966,000	886,297,000			896,206,000	864,619,000
Issuance of ordinary shares for capital reorganization	512,405,000	512,405,000
Number of shares cancelled		522,080,000